INTEREST IN JOINT VENTURES - SUMMARIZED STATEMENT OF COMPREHENSIVE INCOME (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Operating revenues	¥ 2,105,984	¥ 2,959,799	¥ 2,882,077
Depreciation, depletion and amortization	(106,965)	(109,172)	(110,344)
Interest income	4,803	7,210	7,730
Interest expense	(15,194)	(17,088)	(7,396)
Earning/(loss) before income tax	48,143	90,022	99,339
Tax expense	(6,219)	(17,939)	(20,278)
Net income/(loss) for the year	41,924	72,083	79,061
Other comprehensive income/(loss)	315	5,580	(6,624)
Total comprehensive income/(loss) for the year	42,239	77,663	72,437
Fujian Refining & Petrochemical Company Limited ("FREP") [member]
Disclosure of joint ventures [line items]
Operating revenues	38,691	57,047	52,469
Depreciation, depletion and amortization	(2,222)	(2,541)	(2,250)
Interest income	118	124	157
Interest expense	(535)	(597)	(647)
Earning/(loss) before income tax	520	964	3,920
Tax expense	(87)	(197)	(935)
Net income/(loss) for the year	433	767	2,985
Total comprehensive income/(loss) for the year	433	767	2,985
Dividends declared by joint ventures	300	1,400	1,200
Share of net income/(loss) from joint ventures	217	384	1,493
Carrying Amounts	7,416	7,501
BASF-YPC Company Limited ("BASF-YPC") [member]
Disclosure of joint ventures [line items]
Operating revenues	15,701	19,590	21,574
Depreciation, depletion and amortization	(1,244)	(1,474)	(1,521)
Interest income	27	32	41
Interest expense	(16)	(26)	(43)
Earning/(loss) before income tax	1,518	2,314	3,625
Tax expense	(379)	(579)	(897)
Net income/(loss) for the year	1,139	1,735	2,728
Total comprehensive income/(loss) for the year	1,139	1,735	2,728
Dividends declared by joint ventures	691	1,224	1,226
Share of net income/(loss) from joint ventures	456	694	1,091
Carrying Amounts	5,568	5,804
Taihu Limited ("Taihu") [member]
Disclosure of joint ventures [line items]
Operating revenues	9,528	15,222	14,944
Depreciation, depletion and amortization	(541)	(629)	(664)
Interest income	291	94	141
Interest expense	(20)	(265)	(151)
Earning/(loss) before income tax	2,304	3,320	3,493
Tax expense	(378)	(708)	(729)
Net income/(loss) for the year	1,926	2,612	2,764
Other comprehensive income/(loss)	(3,368)	(1,105)	921
Total comprehensive income/(loss) for the year	(1,442)	1,507	3,685
Share of net income/(loss) from joint ventures	911	1,235	1,307
Share of other comprehensive income/(loss) from joint ventures	(1,593)	(522)	435
Carrying Amounts	5,605	6,286
Yanbu Aramco Sinopec Refining Company Ltd. ("YASREF") [member]
Disclosure of joint ventures [line items]
Operating revenues	37,337	75,940	77,561
Depreciation, depletion and amortization	(3,140)	(3,048)	(2,823)
Interest income	17	58	101
Interest expense	(1,136)	(1,470)	(1,382)
Earning/(loss) before income tax	(7,193)	(1,292)	(1,569)
Tax expense	1,057	(8)	(249)
Net income/(loss) for the year	(6,136)	(1,300)	(1,818)
Other comprehensive income/(loss)	(584)	(261)	1,059
Total comprehensive income/(loss) for the year	(6,720)	(1,561)	(759)
Share of net income/(loss) from joint ventures	(2,301)	(488)	(682)
Share of other comprehensive income/(loss) from joint ventures	(219)	(98)	397
Carrying Amounts		4,213
Sinopec SABIC Tianjin
Disclosure of joint ventures [line items]
Operating revenues	14,881	20,541	23,501
Depreciation, depletion and amortization	(1,085)	(1,094)	(1,104)
Interest income	183	171	169
Interest expense	(131)	(134)	(167)
Earning/(loss) before income tax	954	2,178	3,916
Tax expense	(236)	(533)	(993)
Net income/(loss) for the year	718	1,645	2,923
Total comprehensive income/(loss) for the year	718	1,645	2,923
Dividends declared by joint ventures		1,750
Share of net income/(loss) from joint ventures	359	823	1,462
Carrying Amounts	7,491	7,133
Aggregated individually immaterial joint ventures
Disclosure of joint ventures [line items]
Share of net income/(loss) from joint ventures	993	1,737	2,052
Share of other comprehensive income/(loss) from joint ventures	808	(168)	¥ (839)
Carrying Amounts	¥ 26,099	¥ 25,530